PATENT RIGHTS - Summary of Patent Rights (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of detailed information about intangible assets [line items]
Balance at January 1, 2021	$ 1,778
Additions	142
Balance at June 30, 2021	1,920
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at January 1, 2021	2,130
Additions	183
Balance at June 30, 2021	2,313
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at January 1, 2021	(352)
Additions	(41)
Balance at June 30, 2021	$ (393)